Goodwill and Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning balance	$ 311,900	$ 7,138
Additions	0	304,712
Goodwill, ending balance	311,943	311,900
Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Effect of change in exchange rates	$ 43	$ 50